Schedule of Income before Income Tax, Domestic and Foreign (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Components of Loss from Continuing Operations [Line Items]
United States	$ (97,246)	$ (48,954)	$ (107,109)
Foreign	86,429	24,779	71,347
Loss before income tax (provision) benefit	$ (10,817)	$ (24,175)	$ (35,762)